Share Capital (Schedule of Share Capital Number and Amount Outstanding) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Issuance of common shares on vesting of performance share units (note 11), Number of shares | shares	520,453
Issuance of common shares on exercise of stock options (note 19), Number of shares | shares	4,400
Beginning Balance, Amount	$ 10,382	$ 20,248
Adjustment for partial shares on share consolidation, Amount
Issuance of common shares, Amount	19,725
Warrants exercised (note 14), Amount	1,966
Issuance of common shares on exercise of stock options (note 19), Amount	20
Ending Balance, Amount	$ 23,496	$ 10,382
Common Shares [member]
Beginning Balance, Number of shares | shares	12,544,960	12,540,757
Adjustment for partial shares on share consolidation, Number of shares | shares	(1)
Issuance of common shares, Number of shares | shares	2,682,742
Warrants exercised (note 14), Number of shares | shares	200,575
Issuance of common shares on vesting of performance share units (note 11), Number of shares | shares	4,203	4,203
Issuance of common shares on exercise of stock options (note 19), Number of shares | shares	4,400
Ending Balance, Number of shares | shares	15,436,879	12,544,960
Beginning Balance, Amount	$ 365,923	$ 365,824
Adjustment for partial shares on share consolidation, Amount
Issuance of common shares, Amount	19,725
Warrants exercised (note 14), Amount	1,966
Issuance of common shares on vesting of performance share units (note 11), Amount	96	99
Issuance of common shares on exercise of stock options (note 19), Amount	36
Ending Balance, Amount	$ 387,746	$ 365,923